Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Accounting Policies [Abstract]
Incorporation	Jul. 28, 2016
Net Loss	$ (147,174)	$ (121,744)	$ (273,583)
Dilutive Shares	$ 0		$ 0